S000091081 [Member] Investment Objectives and Goals - iShares Long-Term National Muni Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LONG-TERM NATIONAL MUNI BOND ETFLMUB | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Long-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities of 12 years or more.